OAK RIDGE MICRO-ENERGY, INC.
                           275 Midway Lane
                      Oak Ridge, Tennessee 37830



November 28, 2005


David Burton, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re: Oak Ridge Micro-Energy, Inc., a Colorado corporation (the "Company")
    Current Report on Form 8-K-A1 dated November 8, 2005


Dear Mr. Burton:

     Attached is the above-referenced Form, which has been amended in accordance with your comment letter dated November 16, 2005. An updated
Exhibit 16 letter is also filed therewith.

     The Company acknowledges that:

     * the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     * staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     * the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Thank you.

                                        Sincerely yours,

                                        /s/ Mark Meriwether

                                        Mark Meriwether
                                        President